UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

December 31, 2013

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

www.powerdividendindexfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	6 Month	One Year	Three Year	Since Inception **
Power Income Fund - Class A	3.64%	5.56%	3.53%	3.90%
Power Income Fund - Class A with load	(1.50)%	0.25%	1.78%	2.28%
Power Income Fund - Class I	3.67%	5.80%	3.75%	4.10%
Barclays Capital U.S. Aggregate Bond Index***	0.43%	(2.02)%	3.26%	2.70%
Merrill Lynch U.S. High Yield Master II Index****	5.83%	7.42%	9.03%	9.59%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2013 is 2.00% and 1.75% for the Fund’s Class A and Class I shares respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

**	Inception date is September 14, 2010.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

****	Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Mutual Funds	82.2%
Exchange Traded Funds	15.3%
Money Market Funds	2.3%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

1

Power Dividend Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, compared to its benchmarks:

Since Inception **
Power Dividend Index Fund - Class A	2.21%
Power Dividend Index Fund - Class A with load	(2.93)%
Power Dividend Index Fund - Class I	2.13%
S&P 500 Total Return Index ***	6.13%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 11, 2013 is 1.72% and 1.47% for the Fund’s Class A and Class I shares respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

**	Inception date is November 7, 2013.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector	% of Net Assets
Common Stock	93.9%
Money Market Fund	5.6%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

2

Power Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares			Value

		MUTUAL FUNDS - 82.2%
		DEBT FUNDS - 82.2%
2,277,206		BlackRock High Yield Portfolio - Institutional Class	$18,695,861
2,714,857		Columbia High Yield Bond Fund - Class Z	8,063,126
1,089,562		DWS High Income Fund - Institutional Class	5,426,020
351,126		Hartford High Yield Fund - Class I	2,700,156
1,212,791		Invesco High Yield Fund - Class Y	5,457,558
3,127,817		Ivy High Income Fund - Class I	27,024,335
577,183		Janus High-Yield Fund - Class I	5,304,309
1,030,256		Lord Abbett High Yield Fund - Class I	8,077,208
749,040		MainStay High Yield Corporate Bond Fund - Class I	4,531,691
263,441		Metropolitan West High Yield Bond Fund - Class I	2,702,907
864,234		Neuberger Berman High Income Bond Fund - Institutional Class	8,106,518
823,062		Northeast Investors Trust - Retail Class	5,366,366
583,891		Nuveen High Income Bond Fund - Class I	5,272,537
2,392,987		Oppenheimer Senior Floating Rate Fund - Class I	20,125,023
2,807,485		PIMCO High Yield Fund - Institutional Class	26,979,928
699,842		Principal High Yield Fund - Insitutional Class	5,402,779
942,274		Prudential High Yield Fund - Class Z	5,408,654
862,913		RidgeWorth High Income Fund - Class I	6,143,944
2,214,098		RidgeWorth Seix Floating Rate High Income Fund - Class I	20,059,728
1,005,207		RidgeWorth Seix High Yield Fund - Class I	9,830,923
704,815		SEI Institutional Managed Trust - High Yield Bond Fund - Class I	5,328,401
1,108,128		Western Asset Global High Yield Bond Fund - Class I	8,056,091
599,059		Western Asset High Yield Fund - Institutional Class	5,367,566
1,877,826		Western Asset Short Duration High Income Fund - Class I	12,093,202
		TOTAL MUTUAL FUNDS (Cost - $229,799,630)	231,524,831

		EXCHANGE TRADED FUNDS - 15.3%
		DEBT FUNDS - 15.3%
173,446		iShares iBoxx $ High Yield Corporate Bond Fund ETF	16,109,664
50,447		PIMCO 0-5 Year High Yield Corporate Bond Index Fund ETF	5,365,543
399,670		SPDR Barclays High Yield Bond Fund ETF	16,210,615
173,445		SPDR Barclays Short Term High Yield Bond Fund ETF	5,352,513
		TOTAL EXCHANGE TRADED FUNDS (Cost - $42,187,476)	43,038,335

		SHORT-TERM INVESTMENTS - 2.3%
		MONEY MARKET FUNDS - 2.3%
627,241		BlackRock Cash Funds Institutional Class, 0.11% *	627,241
623,323		Daily Income Fund - US Government Portfolio - Fiduciary Class, 0.01% *	623,323
623,248		Dreyfus Treasury Prime Cash Management - Institutional, 0.00% *	623,248
91		Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% *	91
4,065,956		Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.03% *	4,065,956
623,469		AIM-STIT-Government & Agency Portfolio - Institutional, 0.03% *	623,469
0	^	Western Asset Institutional Liquid Reserves - Institutional, 0.06% *	0
		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,563,328)	6,563,328

		TOTAL INVESTMENTS - 99.8% (Cost - $278,550,434) (a)	$281,126,494
		OTHER ASSETS LESS LIABILITIES - 0.2%	459,090
		NET ASSETS - 100.0%	$281,585,584

^	Amount of shares is less than 1.

*	Money market fund; interest rate reflects effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $278,555,767 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,089,024
Unrealized depreciation	(518,297)
Net unrealized appreciation	$2,570,727

See accompanying notes to financial statements.

3

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares		Value

	COMMON STOCK - 93.9%
	AEROSPACE/DEFENSE - 1.8%
2,915	Lockheed Martin Corp.	$433,344

	AGRICULTURE - 7.5%
12,173	Altria Group, Inc.	467,321
8,756	Lorillard, Inc.	443,754
5,258	Philip Morris International, Inc.	458,130
8,959	Reynolds American, Inc.	447,860
		1,817,065
	BANKS - 3.8%
12,545	BB&T Corp.	468,179
10,117	Wells Fargo & Co.	459,312
		927,491
	CHEMICALS - 3.0%
10,708	Dow Chemical Co.	475,435
3,992	El du Pont de Nemours & Co.	259,360
		734,795
	COMMERCIAL SERVICES - 1.9%
15,062	Iron Mountain, Inc.	457,132

	COMPUTERS - 2.0%
8,746	Seagate Technology PLC	491,175

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
12,825	Invesco Ltd	466,830

	ELECTRIC - 9.3%
6,882	Entergy Corp.	435,424
16,255	Exelon, Corp.	445,224
14,121	FirstEnergy Corp.	465,711
24,205	Pepco Holdings, Inc.	463,042
26,427	TECO Energy, Inc.	455,601
		2,265,002
	ELECTRONICS - 1.8%
9,564	Garmin Ltd	442,048

	ENVIRONMENTAL CONTROL - 1.6%
8,750	Waste Management, Inc.	392,613

	FOOD - 1.9%
8,516	Kraft Foods Group, Inc.	459,183

	HEALTH CARE PRODUCTS - 1.9%
6,722	Baxter International, Inc.	467,515

	INSURANCE - 1.8%
8,347	Cincinnati Financial Corp.	437,132

	IRON/STEEL-1.8%
8,524	Nucor Corp.	455,011

	MEDIA - 2.1%
28,211	Cablevision Systems Corp.	505,823

	MINING - 3.8%
12,947	Freeport McMoran Copper & Gold, Inc.	488,620
19,235	Newmont Mining Corp.	442,982
		931,602
	MISCELLANEOUS MANUFACTURING - 3.9%
16,578	General Electric Co.	464,681
15,687	Leggett & Platt, Inc.	485,356
		950,037

See accompanying notes to financial statements.

4

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares		Value

	OFFICE/BUSINESS EQUIPMENT - 2.0%
20,312	Pitney Bowes, Inc.	$473,270

	OIL & GAS - 3.6%
6,234	ConocoPhilips	440,432
7,770	Diamond Offshore Drilling, Inc.	442,268
		882,700
	PHARMACEUTICALS - 7.4%
8,543	AbbVie, Inc.	451,156
8,552	Eli Lilly & Co.	436,152
9,103	Merck & Co., Inc.	455,605
14,382	Pfizer, Inc.	440,521
		1,783,434
	PIPELINES - 6.1%
14,015	Kinder Morgan, Inc.	504,540
13,345	Spectra Energy Corp.	475,349
12,826	Williams Cos, Inc.	494,699
		1,474,588
	RETAIL - 3.7%
8,205	Darden Restaurants, Inc.	446,106
4,737	McDonald’s Corp.	459,631
		905,737
	SAVINGS & LOANS - 1.9%
30,531	People’s United Financial, Inc.	461,629

	SEMICONDUCTORS - 4.1%
19,034	Intel Corp.	494,123
10,901	Microchip Technology, Inc.	487,820
		981,943
	SOFTWARE - 3.7%
13,424	CA, Inc.	451,718
9,726	Paychex, Inc.	442,825
		894,543
	TELECOMUNICATIONS - 9.6%
13,161	AT&T, Inc.	462,741
14,968	CenturyLink, Inc.	476,731
103,893	Frontier Communications Corp.	483,102
9,249	Verizon Communications, Inc.	454,496
57,178	Windstream Holdings, Inc.	456,280
		2,333,350

	TOTAL COMMON STOCK (Cost - $22,399,455)	22,824,992

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
1,366,744	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.03% *	1,366,744
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,366,744)

	TOTAL INVESTMENTS - 99.5% (Cost - $23,766,199) (a)	$24,191,736
	OTHER ASSETS LESS LIABILITIES - 0.5%	112,005
	NET ASSETS - 100.0%	$24,303,741

*	Money market fund; interest rate reflects effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,766,199 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$506,635
Unrealized depreciation	(81,098)
Net unrealized appreciation	$425,537

See accompanying notes to financial statements.

5

Power Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2013

	Power Income		Power Dividend
	Fund		Index Fund
ASSETS
Investment securities:
At cost	$278,550,434		$23,766,199
At value	$281,126,494		$24,191,736
Receivable for Fund shares sold	499,639		1,065,427
Dividends and interest receivable	1,365,411		52,946
Prepaid expenses and other assets	21,714		—
TOTAL ASSETS	283,013,258		25,310,109

LIABILITIES
Payable for investments purchased	161,168		971,192
Payable for Fund shares repurchased	952,714		403
Investment advisory fees payable	244,784		13,920
Fees payable to other affiliates	27,309		6,697
Distribution (12b-1) fees payable	5,366		525
Accrued expenses and other liabilities	36,333		13,631
TOTAL LIABILITIES	1,427,674		1,006,368
NET ASSETS	$281,585,584		$24,303,741

COMPOSITION OF NET ASSETS:
Paid in capital	$281,662,691		$23,925,103
Undistributed net investment income (loss)	1,243,329		(14,450)
Accumulated net realized loss from security transactions	(3,896,496)		(32,449)
Net unrealized appreciation of investments	2,576,060		425,537
NET ASSETS	$281,585,584		$24,303,741

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$24,758,229		$4,292,898
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,438,164		421,297
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.16	(b)	$10.19
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.69		$10.73

Class I Shares:
Net Assets	$256,827,355		$20,010,843
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	25,324,212		1,964,871
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.14		$10.18

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

6

Power Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended December 31, 2013

	Power Income	Power Dividend
	Fund	Index Fund (a)
INVESTMENT INCOME
Dividends	$7,654,929	$102,303
Interest	7,414	114
TOTAL INVESTMENT INCOME	7,662,343	102,417

EXPENSES
Investment advisory fees	1,361,634	21,597
Distribution (12b-1) fees: (Class A)	31,469	597
Administrative services fees	119,506	726
Non 12b-1 shareholder services fee	38,206	573
Transfer agent fees	30,246	2,904
Accounting services fees	31,260	6,378
Registration fees	17,644	8,031
Professional fees	15,377	5,620
Custodian fees	15,123	1,089
Printing and postage expenses	10,081	1,452
Insurance expense	10,081	1,491
Compliance officer fees	8,823	1,017
Trustees fees and expenses	5,042	689
Other expenses	7,562	459
TOTAL EXPENSES	1,702,054	52,623
Less: Fees waived by the Advisor	—	(7,355)
NET EXPENSES	1,702,054	45,268

NET INVESTMENT INCOME	5,960,289	57,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(150,200)	(32,449)
Distributions of realized gains from underlying investment companies	1,243,220	—
Net change in unrealized appreciation (depreciation) on investments	2,576,060	425,537
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,669,080	393,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,629,369	$450,237

(a)	The Power Dividend Index Fund commenced operations on November 7, 2013.

See accompanying notes to financial statements.

7

Power Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
FROM OPERATIONS
Net investment income	$5,960,289	$9,255,985
Net realized gain (loss) from security transactions	(150,200)	6,425,304
Distributions of realized gains from underlying investment companies	1,243,220	271,422
Net change in unrealized appreciation (depreciation) of investments	2,576,060	(1,162,756)
Net increase in net assets resulting from operations	9,629,369	14,789,955

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(395,778)	(720,260)
Class I	(4,321,182)	(8,542,515)
From return of capital:
Class A	—	(22,057)
Class I	—	(178,219)
Net decrease in net assets resulting from distributions to shareholders	(4,716,960)	(9,463,051)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,038,478	18,748,732
Class I	74,906,156	62,924,897
Net asset value of shares issued in reinvestment of distributions:
Class A	355,235	651,575
Class I	3,561,756	7,175,861
Payments for shares redeemed:
Class A	(11,330,242)	(17,714,776)
Class I	(50,858,597)	(93,176,244)
Net increase (decrease) in net assets resulting from shares of beneficial interest	26,672,786	(21,389,955)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,585,195	(16,063,051)

NET ASSETS
Beginning of Period	250,000,389	266,063,440
End of Period *	$281,585,584	$250,000,389

* Includes undistributed net investment income of:	$1,243,329	$—

SHARE ACTIVITY
Class A:
Shares Sold	993,423	1,859,118
Shares Reinvested	35,203	65,204
Shares Redeemed	(1,118,828)	(1,777,981)
Net increase (decrease) in shares of beneficial interest outstanding	(90,202)	146,341

Class I:
Shares Sold	7,429,665	6,269,742
Shares Reinvested	353,226	718,561
Shares Redeemed	(5,046,764)	(9,283,691)
Net increase (decrease) in shares of beneficial interest outstanding	2,736,127	(2,295,388)

See accompanying notes to financial statements.

8

Power Dividend Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2013
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$57,149
Net realized loss from security transactions	(32,449)
Net change in unrealized appreciation (depreciation) of investments	425,537
Net increase in net assets resulting from operations	450,237

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(11,991)
Class I	(59,608)
Net decrease in net assets resulting from distributions to shareholders	(71,599)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,225,847
Class I	20,104,453
Net asset value of shares issued in reinvestment of distributions:
Class A	6,395
Class I	56,501
Redemption fee proceeds:
Class A	144
Class I	736
Payments for shares redeemed:
Class A	(194)
Class I	(468,779)
Net increase in net assets resulting from shares of beneficial interest	23,925,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,303,741

NET ASSETS
Beginning of Period	—
End of Period *	$24,303,741

* Includes undistributed net investment loss of:	$(14,450)

SHARE ACTIVITY
Class A:
Shares Sold	420,688
Shares Reinvested	628
Shares Redeemed	(19)
Net increase in shares of beneficial interest outstanding	421,297

Class I:
Shares Sold	2,005,965
Shares Reinvested	5,556
Shares Redeemed	(46,650)
Net increase in shares of beneficial interest outstanding	1,964,871

(a)	The Power Dividend Index Fund commenced operations on November 7, 2013.

See accompanying notes to financial statements.

9

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A

	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2013		June 30,	June 30,	June 30,
	(Unaudited)		2013	2012	2011 (1)
Net asset value, beginning of period	$9.96		$9.77	$10.19	$10.00

Activity from investment operations:
Net investment income (2)	0.25		0.34	0.24	0.34
Net realized and unrealized gain (loss) on investments	0.11		0.20	(0.40)	0.18
Total from investment operations	0.36		0.54	(0.16)	0.52
Less distributions from:
Net investment income	(0.16)		(0.34)	(0.22)	(0.33)
Net realized gains	—		—	(0.04)	—
Return of capital	—		(0.01)	—	—
Total distributions	(0.16)		(0.35)	(0.26)	(0.33)

Net asset value, end of period	$10.16		$9.96	$9.77	$10.19

Total return (3)	3.64	% (4)	5.57%	(1.45)%	5.19	% (4)

Net assets, at end of period (000s)	$24,758		$25,194	$23,278	$16,447

Ratio of expenses to average net assets (6)	1.48	% (5)	1.50%	1.46%	1.53	% (5)
Ratio of net investment income to average net assets (6,7)	4.97	% (5)	3.31%	2.40%	4.19	% (5)

Portfolio Turnover Rate	29	% (4)	170%	547%	259	% (4)

(1)	The Power Income Fund’s Class A shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I

	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2013		June 30,	June 30,	June 30,
	(Unaudited)		2013	2012	2011 (1)
Net asset value, beginning of period	$9.95		$9.76	$10.19	$10.00

Activity from investment operations:
Net investment income (2)	0.27		0.37	0.26	0.38
Net realized and unrealized gain (loss) on investments	0.09		0.20	(0.39)	0.15
Total from investment operations	0.36		0.57	(0.13)	0.53
Less distributions from:
Net investment income	(0.17)		(0.37)	(0.26)	(0.34)
Net realized gains	—		—	(0.04)	—
Return of capital	—		(0.01)	—	—
Total distributions	(0.17)		(0.38)	(0.30)	(0.34)

Net asset value, end of period	$10.14		$9.95	$9.76	$10.19

Total return (3)	3.67	% (4)	5.83%	(1.23)%	5.36	% (4)

Net assets, at end of period (000s)	$256,827		$224,806	$242,785	$232,918

Ratio of expenses to average net assets (6)	1.23	% (5)	1.25%	1.21%	1.28	% (5)
Ratio of net investment income to average net assets (6,7)	5.32	% (5)	3.65%	2.62%	4.61	% (5)

Portfolio Turnover Rate	29	% (4)	170%	547%	259	% (4)

(1)	The Power Income Fund’s Class I shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
	Period Ended	Period Ended
	December 31, 2013	December 31, 2013
	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.04
Net realized and unrealized gain on investments	0.18	0.17
Total from investment operations	0.22	0.21
Less distributions from:
Net investment income	(0.03)	(0.03)
Total distributions	(0.03)	(0.03)

Paid-in-Capital From Redemption Fees (7)	0.00	0.00

Net asset value, end of period	$10.19	$10.18

Total return (3,4)	2.21%	2.13%

Net assets, at end of period (000s)	$4,293	$20,011

Ratio of gross expenses to average net assets (5,6)	2.47%	2.34%
Ratio of net expenses to average net assets (5,6)	2.25%	2.00%
Ratio of net investment income to average net assets (5,6)	2.51%	2.57%

Portfolio Turnover Rate (4)	18%	18%

(1)	The Power Dividend Index Fund commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.01.

See accompanying notes to financial statements.

12

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

1.	ORGANIZATION

The Power Income Fund, and the Power Dividend Index Fund each a “Fund” and (collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund commenced operations on September 14, 2010 and the Power Dividend Index Fund commenced operations on November 7, 2013.

The Funds investment objectives are as follows:

Power Income Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

The Funds currently offer two classes of shares: Class A shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can

13

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are

14

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$231,524,831	$—	$—	$231,524,831
Exchange Traded Funds	43,038,335	—	—	43,038,335
Money Market Funds	6,563,328	—	—	6,563,328
Total	$281,126,494	$—	$—	$281,126,494

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$22,824,992	$—	$—	$22,824,992
Short-Term Investments	1,366,744	—	—	$1,366,744
Total	$24,191,736	$—	$—	$24,191,736

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the year presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is the Funds policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is

15

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Power Income Fund in its 2011 and 2012 tax returns or expected to be taken by the Funds in their 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $449,252,158 and $117,114,852, respectively, for the Power Income Fund, and $29,086,523 and $6,654,619, respectively, for the Power Dividend Index Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

W.E. Donoghue & Co., Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the period ended December 31, 2013, the Advisor earned advisory fees of $1,361,634 and $21,597 for the Power Income Fund and the Power Dividend Index Fund, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) at least until October 31, 2014, so that the total annual operating expenses do not exceed 2.25% and 2.00% of the average daily net assets of Class A and Class I shares of the Power Income Fund and the Power Dividend Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three after the fiscal year end during which the amounts were waived. As of December 31, 2013 the Power Income Fund did not waive any of its management fees and the Power Dividend Index Fund waived $7,355 in fees. The total amount of expense reimbursement subject to recapture by the Power Dividend Index Fund is is $7,355 which will expire on June 30, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities.  For

16

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

the period ended December 31, 2013, the Power Income Fund incurred distribution fees of $31,469 for Class A shares and the Power Dividend Index Fund incurred distribution fees of $597 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. The Distributor is an affiliate of GFS. During the six months ended December 31, 2013, the Distributor received $40,096 in underwriting commissions for sales of Class A shares of the Power Income Fund, of which $7,656 was retained by the principal underwriter or other affiliated broker-dealers. During the period ended December 31, 2013, there were no underwriting commissions for sales of Class A shares of the Power Dividend Index Fund.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	REDEMPTION FEES

The Power Dividend Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended December 31, 2013, the Power Dividend Index Fund assessed $144 and $736 in redemption fees for Class A and Class C shares respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the Power Income Fund for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$9,262,775	$7,995,642
Long-Term Capital Gain	—	106,662
Return of Capital	200,276	—
	$9,463,051	$8,102,304

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis for the Power Income Fund were as follows:

Undistributed	Undistributed	Capital	Other	Unrealized	Total
Ordinary	Long-Term	Loss	Book/ Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(4,984,183)	$—	$(5,333)	$(4,989,516)
17

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2013, the Power Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$4,984,183	$—	$4,984,183	Non-expiring

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of December 31, 2013, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	48.65%
TD Ameritrade, Inc.	Power Dividend Index Fund	43.95%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Shareholder Voting Results

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted In Favor	Shares Voted Against or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

19

POWER INCOME FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Power Income Fund (Adviser – W.E. Donoghue & Co., Inc.) *

In connection with the regular meeting held on June 19 and 20, 2013, the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“W.E. Donoghue”) and the Trust, on behalf of Power Income Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the history of the firm, noting that W.E. Donoghue was established in 1986 and is currently managing approximately $600 million in assets in various forms providing customized investment management solutions of varying strategies to separately managed accounts of individuals, corporations and institutions. The Trustees reviewed the personnel that are responsible for servicing the Fund and noted their many years of financial industry experience with expertise in the creation of several investment strategies along with portfolio management, compliance, operations and marketing experience. The Trustees acknowledged that W.E. Donoghue has and utilizes both a strong technical trend analysis skill to track investment trends and a strong tactical asset allocation skill used to reduce risk through diversification. In constructing and maintaining the portfolio, W.E. Donoghue provides research and analysis to the Fund utilizing technical indicators to determine when to be in high yield investments primarily through other mutual funds or ETFs. They considered that in an attempt to mitigate risk and preserve capital in case of a decline in the high yield asset class, W.E. Donoghue also employs defensive technical indicators and will shift the underlying high yield holdings to cash or utilize hedging techniques by buying inverse mutual funds or inverse ETFs. The Trustees also noted W.E. Donoghue analyzes and monitors the portfolio’s underlying investments from a liquidity and duration perspective. With respect to compliance, the Trustees were pleased to learn that W.E. Donoghue monitors the Fund’s investment limitation and prospectus by utilizing and reviewing trading worksheets containing position holdings in addition to completing monthly and quarterly checklists. The Trustees also considered the fact that a representative of W.E. Donoghue reported there has been no material compliance or litigation issues since the contract was last approved. The Trustees determined W.E. Donoghue has a 25 year history and track record in developing investment solutions and strategies and concluded it is comfortable they will continue to provide the same high level of quality service to the Fund.

Performance. The Trustees reviewed the Fund’s performance over the last one year and since inception for Class I shares, noting that it outperformed the Barclays Aggregate Bond Index during the one-year period with returns of 5.0% versus 3.67% for the Index. They noted, however, the Fund underperformed the Morningstar category average (12.78%) and the peer group (10.46%) and while the Fund has had positive performance, it underperformed both the Morningstar and peer averages since inception. They considered the Fund’s performance, overall, noting that, W.E. Donoghue expects this Fund to underperform during certain market periods and the W.E. Donoghue seeks returns over a full market cycle. The Trustees concluded that W.E. Donoghue is having some level of success in meeting the Fund’s objective of total return with capital preservation as a secondary objective and the returns are reasonable.

Fees and Expenses. The Trustees noted that W.E. Donoghue charges a 1.00% management fee in connection with its services to the Fund. They noted the fee is higher than the peer group and Morningstar category averages, and while at the high end of the fee range, or in the case of the peer group equal to the

20

POWER INCOME FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

highest comparable fee, the fee is within the range of advisory fees charged by such funds. The Trustees considered that W.E. Donoghue has agreed to renew the Fund’s Operating Expense Limitation Agreement and lower the expense limitation to 1.75% for Class A and 1.50% for Class I. After discussion, the Trustees concluded the advisory fee is reasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time as well as the meaningful growth of the Fund, but determined negotiating breakpoints is not yet realistic. They further noted that W.E. Donoghue agreed to discuss breakpoints in the future as the Fund grows and to consider any recommendations of the Trustees. They concluded to annually monitor the Fund asset levels and discuss breakpoints in the future as economies are realized.

Profitability. The Trustees reviewed the profitability analysis provided by W.E. Donoghue. They noted W.E. Donoghue realized a healthy profit in terms of actual dollars but agreed that, in terms of percentage, the profitability appears to be within the range of reasonable. After discussion, the Trustees concluded that it is important to adequately incentivize W.E. Donoghue to continue to provide top-tier service, and the level of profit realized by W.E. Donoghue in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from W.E. Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the Power Income Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
21

POWER DIVIDEND INDEX FUND

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Power Dividend Index Fund (Adviser – W.E. Donoghue & Co., Inc.)*

In connection with the regular meeting held on June 19-20, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between W.E. Donoghue & Co., Inc. (“W.E. Donoghue”) and the Trust (the “Advisory Agreement”), with respect to Power Dividend Index Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process. The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees reviewed the history of W.E. Donoghue, noting that W.E. Donoghue was established in 1986 and is currently managing approximately $600 million in assets, providing customized investment management solutions of varying strategies to separately managed accounts of individuals, corporations and institutions, as well as another series in the Trust (Power Income Fund). The Trustees reviewed the personnel that will be responsible for servicing the Fund and noted their many years of financial industry experience with expertise in the creation of several investment strategies along with portfolio management, compliance, operations and marketing experience. The Trustees acknowledged that W.E. Donoghue utilizes a strong technical trend analysis skill to track investment trends. The Trustees also noted that W.E. Donoghue collaborated with S-Networks and Standard & Poor’s to create the Power Dividend Index and strategy to be used by the Fund. In tracking its proprietary Index, W.E. Donoghue will utilize a rules-based approach and rebalance the portfolio quarterly, but use technical indicators to employ a tactical overlay for the purpose of mitigating downside risk of the Fund. The Trustees considered that W.E. Donoghue will provide compliance to the Fund’s investment limitations and prospectus in part by utilizing this rules based approach of investing. The Trustees also considered the fact that the adviser reported there has been no material compliance or litigation issues in the past three years. The Trustees determined W.E. Donoghue has a 25 year history and track record in developing investment solutions and strategies, including another mutual fund of which the Trustees are familiar and concluded it is comfortable W.E. Donoghue will continue to provide the same high level of quality service to the Fund.

Performance. The Trustees reviewed prior performance of W.E. Donoghue’s separately managed accounts which utilize the same investment strategy as Power Dividend Index, noting returns since inception in December 2012 are up 9.79%, ahead of the S&P 500 which returned 7.19% for the same period. After some discussion, the Trustees concluded they have a reasonable basis to conclude that W.E. Donoghue will be able to provide returns consistent with the Fund’s primary and secondary investment objectives.

Fees and Expenses. The Trustees noted W.E. Donoghue is proposing a 1.00% advisory fee for Power Dividend. The Trustees considered that the Morningstar category and peer group averages are both below 1.00%; however, the range of advisory fees for the peer group is 0.12% to 1.00% and the range for the Morningstar Large Blend category is 0.00% to 1.98%. The Trustees discussed the fact that the 0.12% and 0.00% on the low-end of each comparison are impacting the peer group and Morningstar averages; further noting the adviser charges its separately managed accounts an average fee of 1.21%. They discussed the fact that the peer fund charging 0.12% was a pure index fund, with no active management, and therefore considered the peer group average without that particular fund (0.79%) was informative. The Trustees concluded that the proposed advisory fee is within the range charged by other managers of similar funds and below the average advisory fee charged by W.E. Donoghue to its other accounts and

22

POWER DIVIDEND INDEX FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

therefore the fee is reasonable based on the depth of the experience of the adviser and the anticipated level of service to be provided to the Fund.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees noted that W.E. Donoghue agreed it would consider breakpoints in the future, and as the Fund grows, the adviser will consider the Trustees’ suggestions regarding breakpoints. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable for the Fund.

Profitability. The Trustees reviewed W.E. Donoghue’s estimated profitability analysis for the first year of operations including the impact of the index license fees paid to third parties. After giving consideration to the Operating Expense Limitation Agreement being proposed for the Fund, the Trustees concluded that estimated profits would not be unreasonable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of the Power Dividend Index Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
23

Power Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual			Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period		Ending Account Value 12/31/13	Expenses Paid During Period

Power Income Fund – Class A	1.48%	$1,000.00	$1,036.40	$7.60	*	$1,017.74	$7.53
Power Income Fund – Class I	1.23%	$1,000.00	$1,036.70	$6.31	*	$1,019.00	$6.26
			Actual			Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/7/13	Ending Account Value 12/31/13	Expenses Paid During Period		Ending Account Value 12/31/13	Expenses Paid During Period
Power Dividend Index Fund – Class A	2.25%	$1,000.00	$1,022.10	$3.37	**	$1,013.86	$11.42
Power Dividend Index Fund – Class I	2.00%	$1,000.00	$1,021.30	$2.99	**	$1,015.12	$10.16

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (54) divided by the number of days in the fiscal year (365).
24

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
25

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
26

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/13/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/13/14